Debt, Long Term Debt Maturities (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Long-term debt maturities [Abstract]
Long-term debt	$ 463,374,893	$ 22,861	$ 339,713,449
2026 [Member]
Long-term debt maturities [Abstract]
Long-term debt	43,307,098
2027 [Member]
Long-term debt maturities [Abstract]
Long-term debt	25,693,358
2028 [Member]
Long-term debt maturities [Abstract]
Long-term debt	57,629,956
2029 [Member]
Long-term debt maturities [Abstract]
Long-term debt	60,514,144
2030 [Member]
Long-term debt maturities [Abstract]
Long-term debt	36,762,643
2031 and thereafter [Member]
Long-term debt maturities [Abstract]
Long-term debt	$ 239,467,694